FAIR VALUE MEASUREMENTS (Schedule of Fair Value Measurements for Each Class of Assets on Nonrecurring Basis) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
FAIR VALUE MEASUREMENTS [Line Items]
Available-for-sale debt investments		¥ 50,000		¥ 0
Recurring [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Available-for-sale debt investments		50,000
Total loss		0
Recurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Available-for-sale debt investments		50,000
Recurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Available-for-sale debt investments		0
Recurring [Member] | Significant unobservable inputs (Level 3) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Available-for-sale debt investments		0
Nonrecurring [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used		3,467	$ 285	1,985
Total loss	¥ (6,849)	(4,418)
Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used		0		0
Nonrecurring [Member] | Significance Other Observable Inputs (Level 2) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used		0		0
Nonrecurring [Member] | Significant unobservable inputs (Level 3) [Member]
FAIR VALUE MEASUREMENTS [Line Items]
Long-lived assets held and used		¥ 3,467		¥ 1,985